Inventories	12 Months Ended
Sep. 27, 2013
Inventory Disclosure [Abstract]
Inventories

6. INVENTORIES

Inventories consist of the following (in thousands):

	September 27, 2013	September 28, 2012
Raw materials	$27,855	$30,032
Work-in-process	6,021	5,862
Finished goods	21,032	22,382

Total	$54,908	$58,276

In the fiscal year 2013, the Company refined its estimation process used to capitalize material and manufacturing variances to inventory to better reflect its current business. This change resulted in a $1.1 million increase to inventory and a corresponding reduction to costs of sales in March 2013.